Note 15 - Stock-based Compensation (Details) - Stock Option Activity - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Stock Option Activity [Abstract]
Number of Options	1,463,900	1,687,050	1,729,200
Weighted Average Exercise Price	$ 34.35	$ 26.25	$ 22.31
Weighted Average Remaining Contractual Life (years)	3 years 73 days
Aggregate Intrinsic Value	$ 22,900
Options exercisable - End of year	241,150
Options exercisable - End of year	$ 22.55
Options exercisable - End of year	1 year 328 days
Options exercisable - End of year	$ 5,305
Number of Options, Granted	698,500	343,000	422,000
Weighted Average Exercise Price, Granted	$ 36.61	$ 49.57	$ 31.35
Number of Options, Exercised	(699,400)	(558,150)	(464,150)
Weighted Average Exercise Price, Exercised	$ 20.09	$ 19.26	$ 16.20
Number of Options, Forfeited	(22,500)	(8,000)
Weighted Average Exercise Price, Forfeited	$ 38.71	$ 31.28
Number of Options	1,440,500	1,463,900	1,687,050
Weighted Average Exercise Price	$ 28.65	$ 34.35	$ 26.25